Risk/Return Detail Data - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO	Jan. 27, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Hereford Street Trust
FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO | Fidelity Treasury Only Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Treasury Only Money Market Fund /OUS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Treasury Only Money Market Fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.37%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. Normally investing in securities whose interest is exempt from state and local income taxes. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities. Treasury securities are high-quality securities issued or guaranteed by the U.S. Treasury. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Treasury securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity ® Treasury Only Money Market Fund, a class of shares of the fund, from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Treasury Only Money Market Fund, a class of shares of the fund. Performance history will be available at www.netbenefits.com for Class OUS after Class OUS has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity ® Treasury Only Money Market Fund, a class of shares of the fund, from year to year.
Performance One Year or Less [Text]	Performance history will be available at www.netbenefits.com for Class OUS after Class OUS has been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Fidelity® Treasury Only Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Class OUS would have substantially similar annual returns to Fidelity® Treasury Only Money Market Fund because the classes are invested in the same portfolio of securities. Class OUS's returns would differ from Fidelity® Treasury Only Money Market Fund's returns only to the extent that the classes do not have the same expenses.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.27%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO | Fidelity Treasury Only Money Market Fund | Fidelity Treasury Only Money Market Fund - Class OUS
Risk/Return:
2015	0.01%
2016	0.01%
2017	0.47%
2018	1.47%
2019	1.81%
2020	0.26%
2021	0.01%
2022	1.26%
2023	4.65%
2024	4.90%
FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO | Fidelity Treasury Only Money Market Fund | Return Before Taxes | Fidelity Treasury Only Money Market Fund - Class OUS
Risk/Return:
Label	Fidelity® Treasury Only Money Market Fund
Past 1 year	4.90%
Past 5 years	2.19%
Past 10 years	1.47%

[1]	A Based on estimated amounts for the current fiscal year.